Segments (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Segment	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)
Segments [Line Items]
Number of reportable segment | Segment	1
Number of operating segment | Segment	1
Property, plant and equipment | $	$ 7,333
Republic of Korea [Member]
Segments [Line Items]
Property, plant and equipment | $		$ 7,300